Cash and deposits with financial institutions	3 Months Ended
Jan. 31, 2023
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Cash and deposits with financial institutions
5.	Cash and deposits with financial institutions

	As at
($ millions)	January 31 2023		October 31 2022
Cash and non-interest-bearing deposits with financial institutions	$8,301		$11,065
Interest-bearing deposits with financial institutions	73,085		54,830
Total	$81,386	(1)	$65,895	(1)
(1)	Net of allowances of $5 (October 31, 2022 – $4).
The Bank is required to maintain balances with central banks, other regulatory authorities and certain counterparties and these amounted to $5,604 million (October 31, 2022 – $5,958 million) and are included above.